11. BIOLOGICAL ASSETS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Current biological assets	R$ 1,510.5	R$ 1,644.9
Noncurrent biological assets	903.7	917.3
Biological assets	2,414.2	2,562.3
Live animals [Member]
Disclosure of detailed information about biological assets [line items]
Current biological assets	1,510.5	1,644.9
Noncurrent biological assets	639.8	647.3
Forests [Member]
Disclosure of detailed information about biological assets [line items]
Noncurrent biological assets	R$ 263.9	R$ 270.0